Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Annual Minimum Lease Payments Under Lease Agreements

Future annual minimum lease payments under the above lease agreements, at December 31, 2013 are as follows:

Years ending
December 31,
2014	$123,504
2015	125,976
2016	125,976
2017	125,976
2018	125,976
Thereafter	2,775,520
Total	$3,402,928